INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Components of Deferred Tax Assets and Liabilities
	As of December 31,
	2011	2012

Current deferred tax assets
Accrued expenses	$335,946	$166,357
Less: valuation allowance	(335,946)	(166,357)

Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Net operating loss carry forwards	78,740	65,738
Less: valuation allowance	(78,740)	(65,738)

Non-current deferred tax assets, net	$-	$-

Deferred tax liabilities
Amortization of intangible assets	$271,622	$10,498

Income Taxes Expense
	For the years ended December 31,
	2010	2011	2012

Current	$4,578,091	$3,326,277	$3,558,263
Deferred	(628,088)	(188,439)	(67,421)

Total	$3,950,003	$3,137,838	$3,490,842

Effective Tax Rate
	For the years ended December 31,
	2010	2011	2012
	%	%	%

Applicable rate for reconciliation purpose (note)	25%	(25)%	25%
Effect of tax holiday granted to PRC entities	(26.7)%	(50.7)%	(7.6)%
Effect on tax rates in different tax jurisdiction (note)	(5.8)%	(23.7)%	12.5%
Tax effect of expenses that are not deductible in determining taxable profit	37.7%	(6.7)%	3.1%
Tax effect of allowable special deduction in determining taxable profit	-	36.1%	(20.5)%
Change in valuation allowance	(5.3)%	0.5%	(0.6)%
Effective tax rate for the year	24.9%	(69.5)%	11.9%

Note:	The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. Expenses that are not deductible included accrued salary and accrued bonus which exceeded the upper limit of deduction under the New EIT Law.

Tax Holidays
	For the years ended December 31,
	2010	2011	2012

Increase in income tax expense	$4,235,642	$2,290,131	$2,207,096

Impact on net income (loss) per ordinary share-basic	$0.00	$0.00	$0.00

Impact on net income (loss) per ordinary share-diluted	$0.00	$0.00	$0.00